Inventory	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory

Inventory consists of the following at December 31, 2018 and 2017:

	2018	2017

Inventory - finished goods	$250,821	$136,534
Inventory - parts	226,299	167,613
Gross inventory	477,120	304,147
Provision for losses and obsolescence	(119,300)	(72,615)
Net inventory	$357,820	$231,532